Reporting Entity and Group Information (Details) $ / shares in Units, € in Thousands						1 Months Ended			12 Months Ended
	Dec. 28, 2023 $ / shares	Dec. 22, 2023 USD ($) shares	Dec. 22, 2022 shares	Dec. 22, 2021 EUR (€) shares	Dec. 21, 2021 EUR (€) shares	Dec. 21, 2021 EUR (€) shares	Jan. 27, 2021 $ / shares shares	Jan. 26, 2021 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Aug. 18, 2023 USD ($)	May 05, 2023 USD ($)	Dec. 22, 2021 $ / shares shares	Dec. 21, 2021 USD ($)
Reporting Entity and Group Information [Line Items]
Ordinary shares percentage									34.83%
Initial public offering (in Shares)								12,500,000
Class A ordinary share par value (in Dollars per share) | $ / shares	$ 0.0001						$ 0.0001												$ 9.77
Holder purchase one class A ordinary per share (in Dollars per share) | $ / shares							$ 11.5
Units sold price (in Dollars per share) | $ / shares										$ 10
Generating gross proceeds (in Dollars) | $										$ 143,750,000
Aggregate warrants (in Shares)									4,375,000	4,375,000
Purchase Price (in Dollars per share) | $ / shares	$ 8									$ 3
Certain officers and directors contributed cash | $																				$ 15,200,000
Investor subscribed additional shares (in Shares)						400,000
Additional paid amount					€ 35,000	€ 35,000														4,000,000
Ordinary shares (in Shares)									50,642,492,000	50,642,492,000
Redemption of shares										$ 95,100,000		€ 19,976
Ordinary shares (in Shares)					24,683,333
Total contribution									43,100	$ 48,700,000
Consideration cash | €									27,823		31,319	13,321
Net loss | €									(55,081)		(18,906)	(87,640)
Inventories | €									39,119		53,137	13,063
Further purchase amount | €									85,094,000
Cash flow from operating activity | €									(20,659)		(57,805)	(18,304)
Revenue | €									107,384		26,430	33,035
Working capital | €									80,000
Sales | €									€ 110,270		30,904	35,310
Shareholder loan (in Dollars) | $																	$ 15,000
Repaid shareholder loans (in Dollars) | $		$ 775													$ 4,000	$ 1,000
Shareholder loan is due to paid (in Dollars) | $													$ 7,500	$ 7,100
Private placement (in Shares)		1,667,667
Private warrant (in Shares)			1,339,285						4,475,000	4,475,000
Gross profit (in Dollars)		$ 10,000,000							€ (2,886)		€ (4,474)	€ (2,275)
Exercise of warrants (in Dollars) | $		$ 10,000,000
Class A Ordinary Shares [Member]
Reporting Entity and Group Information [Line Items]
Public shareholders (in Shares)				14,435,000
Ordinary shares (in Shares)									4,870,815	4,870,815
Bottom of Range [Member]
Reporting Entity and Group Information [Line Items]
Annual growth rate									20.00%	20.00%
Top of Range [Member]
Reporting Entity and Group Information [Line Items]
Annual growth rate									30.00%	30.00%
ADSE Holdco [Member]
Reporting Entity and Group Information [Line Items]
Ordinary shares percentage									36.03%
Ordinary shares issued (in Shares)																			24,683,333
PIPE Investors [Member]
Reporting Entity and Group Information [Line Items]
Certain officers and directors contributed cash					€ 134,500	€ 134,500														$ 152,000,000
EUSG Merged [Member]
Reporting Entity and Group Information [Line Items]
Ordinary shares (in Shares)									9,504,185	9,504,185
Redemption of shares | €									€ 84,100
Bosch [Member]
Reporting Entity and Group Information [Line Items]
Consideration cash | €				€ 20,000
Over-Allotment Option [Member]
Reporting Entity and Group Information [Line Items]
Issued additional units (in Shares)							1,875,000
Private Placement Warrants [Member]
Reporting Entity and Group Information [Line Items]
Purchase Price (in Dollars per share) | $ / shares										$ 1
Generating gross proceeds (in Dollars) | $										$ 4,375
Subsequent [Member]
Reporting Entity and Group Information [Line Items]
Sales | €									€ 100,000
Shareholder loan (in Dollars) | $																		$ 12,875